Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Income and Comprehensive Income (Loss) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
GENERAL AND ADMINISTRATIVE EXPENSES	$ (596,098)	$ (2,926,245)	$ (1,937,800)
EQUITY IN LOSS OF SUBSIDIARIES AND VIE	(10,923,835)	(8,605,535)	(4,451,276)
NET LOSS	(11,519,933)	(11,531,781)	(6,389,076)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(897,642)	(2,446,705)	671,219
COMPREHENSIVE LOSS	$ (12,417,575)	$ (13,978,486)	$ (5,717,857)